Deposits	12 Months Ended
Dec. 31, 2017
Deposits [Abstract]
Deposits
Deposits

The following table details the maturity distribution of time deposits as of December 31st for the past two years:

(In thousands)	Three months or less	More than three months through six months	More than six months through twelve months	More than twelve months	Total
At December 31, 2017:
Less than $100,000	$13,079	$12,407	$34,810	$73,585	$133,881
$100,000 or more	2,986	9,421	39,082	40,094	91,583
At December 31, 2016:
Less than $100,000	$5,931	$7,906	$9,300	$100,587	$123,724
$100,000 or more	4,332	9,855	12,535	70,198	96,920

The following table presents the expected maturities of time deposits over the next five years:

(In thousands)	2018	2019	2020	2021	2022	Thereafter	Total
Balance maturing	$111,785	$57,487	$39,955	$12,178	$3,463	$596	$225,464

Time deposits with balances of $250 thousand or more totaled $20.1 million and $21.4 million at December 31, 2017 and 2016, respectively.